LEGAL MATTERS	12 Months Ended
Dec. 31, 2016
LEGAL MATTERS
LEGAL MATTERS
NOTE 8 — LEGAL MATTERS

The Company and its two original executives were three of some 30 defendants in a lawsuit filed by a former stockholder of Genaera Corporation, which was the predecessor of the Genaera Liquidating Trust, the party from which the Company purchased the worldwide rights to pexiganan, the active pharmaceutical ingredient of  Locilex®, on April 8, 2010. The complaint was filed on June 8, 2012 in the United States District Court for the Eastern District of Pennsylvania (Civil Action No. 12-3265) by Alan W. Schmidt, individually and on behalf of former Genaera Corporation shareholders. Among others, the suit was filed against the Company, as well as John A. Skolas and Argyce, LLC, who were responsible for the administration of the Trust and who sold pexiganan to the Company via a public auction. The defendants listed in the complaint included several individuals and companies formerly associated with Genaera Corporation, the Trust and/or Argyce, LLC. Also included in the defendant group were several other pharmaceutical companies that were involved in acquiring the former drug-related assets of Genaera Corporation.

The complaint alleged, among other things, that the Company and its two executives aided and abetted a breach of fiduciary duty alleged to have been committed by the former directors and officers of Genaera Corporation before it was approved for dissolution by its shareholders and also Argyce, LLC, the trustee of the Liquidating Trust. Plaintiff claims that the Company, and its executives, aided and abetted a breach of the duties of the board of directors and the trustee under common law and under a certain trust agreement allegedly signed between Argyce, LLC, as the trustee, and the Liquidating Trust. With regard to the claims made against the Company and its two executives, the plaintiff alleged, in pertinent part, that the Company’s acquisition of the pexiganan rights was for alleged inadequate consideration, and that the Company and its management aided and abetted a breach of fiduciary duty by the Genaera Corporation defendants who were formerly associated with Genaera Corporation and/or the Trust.

The Company and its two executives filed a motion to dismiss the complaint within the prescribed time period. All of the other defendants in this litigation also filed motions to dismiss, and a court order by the Federal District Court granted each and every motion to dismiss, with prejudice, without leave to refile, on August 12, 2013 based on the argument that plaintiff’s claims were time barred. A subsequent motion to reconsider such dismissal was denied by the Federal District Court. Plaintiff appealed the dismissal to the United States Third Circuit Court of Appeals seeking reversal of the dismissal and the Third Circuit Court granted plaintiff’s appeal. On October 17, 2014, the Third Circuit Appellate Court, in a 2-1 decision with a strong dissenting opinion, reversed the trial court’s dismissal of Plaintiff’s claims based on the expiration of the applicable statutes of limitation. In a 2-1 decision, the Third Circuit held that more information was necessary to determine when plaintiff should have been on notice of his claims to determine the applicability of the discovery rule, which could serve to extend the time frame in which plaintiff could bring his claims. Due to the strong dissent, all Defendants filed the necessary documents requesting a petition for rehearing en banc, by the majority of the Third Circuit justices who are in active service. The Third Circuit denied the request for en banc hearing and remanded this case to District Court.

Upon remand to the Federal District Court, all Defendants moved to dismiss the complaint for reasons other than being time barred.  The Company and its two executives moved for dismissal based on plaintiff’s inability to make a case for aiding and abetting a breach of fiduciary duty because there was no underlying breach and such an aiding and abetting claim requires an element of knowing participation in the fiduciary breach which cannot be established by plaintiff.

The District Court held a hearing on this in September 2015 and the District Court delivered an Order on November 10, 2015 pursuant to which the District Court granted the Motion to Dismiss filed by each and every defendant including the Company and its two executives. In December 2015, plaintiff appealed the Federal District Court’s decision to the Third Circuit Appellate Court and the Company anticipates a decision on whether to grant plaintiff’s appeal by the Third Circuit Appellate Court in the first quarter of 2017. The Company will continue to vigorously defend against plaintiff’s claims on the factual record, which it believes will prove that neither the Company nor its executives is liable to the plaintiff in any regard.